Stockholders’ Equity (Details) - Detail 1 - USD ($)						12 Months Ended
	Dec. 18, 2023	Nov. 22, 2023	Aug. 17, 2023	Dec. 20, 2022	Sep. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Jul. 24, 2023	Oct. 18, 2021	May 24, 2021
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share)						$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized						100,000,000	100,000,000
Reverse stock split description			On August 17, 2023, the Company effectuated a 1 for 40 reverse stock split (the “2023 Reverse Split”)		On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”)	On September 13, 2022, the Company effectuated a 1 for 50 reverse stock split (the “2022 Reverse Split”).
Company issued shares						74,675
Stock based compensation for consulting services (in Dollars)						$ 484,525	$ 507,558
Common stock for the exercise of warrants						1,055,374
General and administrative expenses (in Dollars)						$ 1,843,902
Issued shares						74,227
Aggregate offering share price (in Dollars)				$ 50,000,000
Sale of share price (in Dollars per share)									$ 3,000
Net proceeds paying commissions (in Dollars)						$ 507,016
Common Stock [Member]
Stockholders Equity [Line Items]
Common stock, par value (in Dollars per share)						$ 0.001
Shares issued						31,251	262
Stock based compensation for consulting services (in Dollars)						$ 75	$ 5
Issued shares								27,344
Sale of shares						8,463
Pearsanta Omnibus Incentive Plan [Member]
Stockholders Equity [Line Items]
Shares reserved for future issuance	15,000,000
Exercisable options	4,000,000
Restricted stock vested	1,000,000
Pearsanta Parent Service Provider Plan [Member]
Stockholders Equity [Line Items]
Exercisable options	9,320,000
Minimum [Member]
Stockholders Equity [Line Items]
Common stock, shares authorized										27,000,000
Maximum [Member]
Stockholders Equity [Line Items]
Common stock, shares authorized										100,000,000
At The Market Offerings [Member]
Stockholders Equity [Line Items]
Sale of shares						8,463
Sale of share price (in Dollars per share)						$ 62.05
Pearsanta™, Inc. [Member]
Stockholders Equity [Line Items]
Shares issued		500,000
Restricted Stock Units [Member]
Stockholders Equity [Line Items]
Restricted stock vested						170
Company issued shares							3,707
Recognized expenses (in Dollars)						$ 308,479
Restricted stock vested							292
Restricted stock granted						0	463
General and administrative expenses (in Dollars)						$ 1,237,182	$ 1,209,906
Issued shares							48,659
Restricted Stock Units [Member] | Common Stock [Member]
Stockholders Equity [Line Items]
Restricted stock vested						170
Company issued shares							507,558